Exploration and Evaluation Assets (Schedule of Payment Requirements ) (Details)	12 Months Ended
Dec. 31, 2019 CAD ($)
Disclosure of maturity analysis of operating lease payments [line items]
Total work commitment	$ 6,600,000
Total Lease payment	3,373,000
Total	9,973,000
2020 [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Total work commitment	1,300,000
Total Lease payment	1,103,000
Total	2,403,000
2021 [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Total work commitment	1,300,000
Total Lease payment	903,000
Total	2,203,000
2022 [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Total work commitment	1,400,000
Total Lease payment	514,000
Total	1,914,000
2023 [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Total work commitment	1,300,000
Total Lease payment	470,000
Total	1,770,000
2024 [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Total work commitment	1,300,000
Total Lease payment	383,000
Total	$ 1,683,000